Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General

The following description of The Southern Company Employee Savings Plan (the “Plan”) is provided for general information purposes only. Readers should refer to the Plan and other documents relating to the Plan for more complete information.
The Plan is a defined contribution plan administered by the Southern Company Affiliates’ Benefits Administration Committee (the “Committee”), as designated in the Plan. The Committee is appointed by the Board of Directors of Southern Company Services, Inc. (the “Plan Sponsor”). The Plan covers substantially all employees and retirees of the following subsidiaries of The Southern Company (the “Company”): Alabama Power Company, Georgia Power Company, Mississippi Power Company, Southern Company Services, Inc., Southern Communications Services, Inc., Southern Power Company, Southern Nuclear Operating Company, Inc., and Southern Company GAS’ affiliated companies (collectively, referred to as the “Employing Companies”). The Plan is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and the Internal Revenue Code of 1986, as amended (the “IRC”).

Plan Administration

The trustee and recordkeeper of the Plan are Bank of America, N.A. (the “Trustee”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated, respectively.
Participation

Employees meeting certain criteria, as defined by the Plan, may elect to participate in the Plan as of the first day of any payroll period after the employee’s first day of employment or as soon as administratively practicable thereafter. Employees who do not make an affirmative election will be automatically enrolled after their first 30 days of employment.
Contributions

Participants may elect to make before-tax, Roth after-tax, or regular after-tax contributions, or a combination thereof of up to 50% of eligible compensation, as defined by the Plan. Participants may change the percentage of their contributions at any time. Contributions are subject to certain IRC limitations. Participants also may contribute by rolling over to the Plan amounts representing distributions from other qualified defined benefit plans, defined contribution plans, or eligible individual retirement accounts. Participants who attained age 50 before the end of the year are eligible to make catch-up contributions in accordance with limits as prescribed by the IRC.
Employees who are automatically enrolled are deemed to have elected a default contribution rate of six percent of compensation, provided that eligible employees may elect at any time to change the default elections as otherwise permitted by the terms of the Plan.
The Employing Companies’ contributions (“Employer Matching Contributions”) are discretionary and determined by the Board of Directors of the Plan Sponsor. For the year ended December 31, 2025, the Employing Companies contributed, on behalf of the participants, 85% of the first 6% of eligible compensation contributed by the participant.
The Board of Directors of the Plan Sponsor reserves the right to discontinue or change the Employer Matching Contributions at any time; however, it has not expressed any intent to make any changes at the present time.
Participant Accounts

Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, the Employer Matching Contributions, and an allocation of Plan earnings based on the participant’s investment elections and charged with certain administrative expenses and any withdrawals and allocations of Plan losses based on the participant’s investment elections. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Investment Options

Participants’ contributions may be invested in 1% increments into any of the investment options offered by the Plan. The Plan offers a participant-directed brokerage account that allows participants to purchase publicly traded securities, mutual funds, and fixed income instruments. Participants may change their investment options at any time.
Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their account balances, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at rates commensurate with prevailing rates as determined by the Committee. The term of the loan may not be less than 12 months or more than 60 months. However, if the loan is to be used to purchase a principal residence, the term of the loan may be up to 15 years. Generally, principal and interest are paid ratably through payroll deductions. Participants also may repay an outstanding loan in full at any time.
Benefit Payments

Upon retirement, a participant may elect to receive a lump-sum amount equal to the value of the participant’s account or annual installments over a period of up to 20 years or may defer the distribution of the account. However, the participant must begin receiving payments by April 1 of the calendar year following the later of the calendar year in which the participant reaches the minimum required distribution age, as defined within the Plan document, or terminates with the Company. On termination of service due to death or disability, or for other reasons, a participant or beneficiary may receive the value of his or her account as a lump-sum distribution.
Each participant may elect to receive a cash distribution of all or a portion of the dividends payable on the shares of the Company’s common stock credited to the participant’s account as of the record date of the dividend. The dividends payable on the shares of the Company’s common stock credited to the account of a participant who does not elect to receive a cash distribution are reinvested in the participant’s account in shares of the Company’s common stock. Payments of the cash distributions for dividends payable are made as soon as administratively practicable after the payable date of the dividend but no later than 90 days after the end of the Plan year that includes such payable date. A participant’s election to receive cash distributions of dividends payable on the Company’s common stock is revoked automatically upon his or her death.
Vesting

Participants are immediately vested in the total value of their accounts – both employee and Employer Matching Contributions.
Plan Termination

Although it has not expressed any intent to do so, the Plan Sponsor has the right under the Plan to discontinue Employer Matching Contributions at any time and/or to terminate the Plan subject to the provisions set forth in ERISA. If the Plan is terminated, participants will remain 100% vested in their accounts.
Administrative Expenses

Brokerage commissions, transfer taxes, and any other expenses resulting from purchases and sales of securities within investment funds are charged to the various investment funds. Commissions on individual securities traded through the participant directed brokerage option are charged to the participant making the trade.
In addition, investment management fees for all funds, except Company common stock, are charged to Plan assets.
Certain reasonable Plan administration expenses approved in accordance with Plan requirements may be paid from Plan assets. These fees include recordkeeping fees and auditing and consulting fees.